CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Retained Earnings USD ($)	Retained Earnings CNY	Treasury Stock CNY
Beginning Balance at Dec. 31, 2009		1,777,732		166		1,605,762		(38,485)		210,289
Beginning Balance (in shares) at Dec. 31, 2009				209,873,148
Net income		16,508								16,508
Other comprehensive income (loss)		(3,078)						(3,078)
Repurchase and retirement of ordinary shares (Note 16) (in shares)	(3,827,082)			(3,827,082)
Repurchase and retirement of ordinary shares (Note 16)	(5,371)	(36,584)		(3)		(36,581)
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	1,559,872			1,739,872
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		10,149		1		10,148
Share-based compensation expense (Note 20)		5,781				5,781
Dividends (Note 18)		(201,301)				(83,301)				(118,000)
Ending Balance at Dec. 31, 2010		1,569,207		164		1,501,809		(41,563)		108,797
Ending Balance (in shares) at Dec. 31, 2010				207,785,938
Net income		35,933								35,933
Other comprehensive income (loss)		430						430
Repurchase of ordinary shares (Note 16)	(7,233)	(45,522)									(45,522)
Retirement of ordinary shares (Note 16) (in shares)				(5,142,102)
Retirement of ordinary shares (Note 16)				(3)		(43,783)					43,786
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	119,644			139,644
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		554				554
Share-based compensation expense (Note 20)		(1,195)				(1,195)
Dividends (Note 18)		(205,172)				(205,172)
Income from disposal of subsidiary to parent company (Note 23(f))		19				19
Ending Balance at Dec. 31, 2011		1,354,254		161		1,252,232		(41,133)		144,730	(1,736)
Ending Balance (in shares) at Dec. 31, 2011		202,783,480		202,783,480
Net income	14,461	90,092								90,092
Other comprehensive income (loss)		(555)						(555)
Repurchase of ordinary shares (Note 16)		(40,899)									(40,899)
Repurchase and retirement of ordinary shares (Note 16) (in shares)	(5,370,312)
Retirement of ordinary shares (Note 16) (in shares)				(5,704,700)
Repurchase and retirement of ordinary shares (Note 16)	(6,565)	(40,899)
Retirement of ordinary shares (Note 16)				(3)		(42,632)					42,635
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	368,160			368,160
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		1,683				1,683
Dividends (Note 18)		(378,472)				(378,472)
Ending Balance at Dec. 31, 2012	$ 164,700	1,026,103	$ 25	158	$ 133,675	832,811	$ (6,691)	(41,688)	$ 37,691	234,822
Ending Balance (in shares) at Dec. 31, 2012	197,446,940		197,446,940